Loans and advances to customers - Internal rating (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Financial assets	$ 1,773,414	$ 1,407,320
Maximum Exposure to Credit Risk	1,724,748	1,428,587
Internal credit grades
Credit risk
Maximum Exposure to Credit Risk	432,508	449,883
Internal credit grades | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	289,531	303,207
Internal credit grades | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	348,977	373,657
Internal credit grades | Public sector loans | Gross carrying amount
Credit risk
Financial assets	59,446	70,450
Internal credit grades | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	83,531	76,226
Internal credit grades | Guarantees
Credit risk
Guarantees and loan commitments	62,529	58,131
Internal credit grades | Loans and credits
Credit risk
Guarantees and loan commitments	21,002	18,095
Rating category, 9.3
Credit risk
Maximum Exposure to Credit Risk	520	597
Rating category, 9.3 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	520	597
Rating category, 9.3 | Guarantees
Credit risk
Guarantees and loan commitments	520	597
Rating category, 9.0
Credit risk
Maximum Exposure to Credit Risk	157	4,506
Rating category, 9.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets		4,506
Rating category, 9.0 | Public sector loans | Gross carrying amount
Credit risk
Financial assets		4,506
Rating category, 9.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	157
Rating category, 9.0 | Guarantees
Credit risk
Guarantees and loan commitments	157
Rating category, 8.5
Credit risk
Maximum Exposure to Credit Risk	8,514	4,066
Rating category, 8.5 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	8,514	4,066
Rating category, 8.5 | Guarantees
Credit risk
Guarantees and loan commitments	8,474	4,009
Rating category, 8.5 | Loans and credits
Credit risk
Guarantees and loan commitments	40	57
Rating category, 8.0
Credit risk
Maximum Exposure to Credit Risk	16,912	15,596
Rating category, 8.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	16,912	15,596
Rating category, 8.0 | Guarantees
Credit risk
Guarantees and loan commitments	16,638	15,457
Rating category, 8.0 | Loans and credits
Credit risk
Guarantees and loan commitments	274	139
Rating category, 7.5
Credit risk
Maximum Exposure to Credit Risk	5,820	6,652
Rating category, 7.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	1,751	2,004
Rating category, 7.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	1,751	2,004
Rating category, 7.5 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	4,069	4,648
Rating category, 7.5 | Guarantees
Credit risk
Guarantees and loan commitments	3,945	4,347
Rating category, 7.5 | Loans and credits
Credit risk
Guarantees and loan commitments	124	301
Rating category, 7.0
Credit risk
Maximum Exposure to Credit Risk	22,507	56,801
Rating category, 7.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	11,269	21,925
Rating category, 7.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	20,235	48,491
Rating category, 7.0 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	8,966	26,566
Rating category, 7.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	2,272	8,310
Rating category, 7.0 | Guarantees
Credit risk
Guarantees and loan commitments	2,251	8,290
Rating category, 7.0 | Loans and credits
Credit risk
Guarantees and loan commitments	21	20
Rating category, 6.5
Credit risk
Maximum Exposure to Credit Risk	52,173	47,877
Rating category, 6.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	41,729	33,028
Rating category, 6.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	41,729	35,083
Rating category, 6.5 | Public sector loans | Gross carrying amount
Credit risk
Financial assets		2,055
Rating category, 6.5 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	10,444	12,794
Rating category, 6.5 | Guarantees
Credit risk
Guarantees and loan commitments	10,032	12,566
Rating category, 6.5 | Loans and credits
Credit risk
Guarantees and loan commitments	412	228
Rating category, 6.0
Credit risk
Maximum Exposure to Credit Risk	46,113	46,901
Rating category, 6.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	26,484	32,090
Rating category, 6.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	31,489	37,581
Rating category, 6.0 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	5,005	5,491
Rating category, 6.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	14,624	9,320
Rating category, 6.0 | Guarantees
Credit risk
Guarantees and loan commitments	11,108	5,848
Rating category, 6.0 | Loans and credits
Credit risk
Guarantees and loan commitments	3,516	3,472
Rating category, 5.5
Credit risk
Maximum Exposure to Credit Risk	90,778	99,349
Rating category, 5.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	68,363	75,766
Rating category, 5.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	77,256	89,450
Rating category, 5.5 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	8,893	13,684
Rating category, 5.5 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	13,522	9,899
Rating category, 5.5 | Guarantees
Credit risk
Guarantees and loan commitments	3,916	3,780
Rating category, 5.5 | Loans and credits
Credit risk
Guarantees and loan commitments	9,606	6,119
Rating category, 5.0
Credit risk
Maximum Exposure to Credit Risk	120,253	119,096
Rating category, 5.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	84,532	94,840
Rating category, 5.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	112,379	111,137
Rating category, 5.0 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	27,846	16,297
Rating category, 5.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	7,874	7,959
Rating category, 5.0 | Guarantees
Credit risk
Guarantees and loan commitments	2,868	2,082
Rating category, 5.0 | Loans and credits
Credit risk
Guarantees and loan commitments	5,006	5,877
Rating category, 4.5
Credit risk
Maximum Exposure to Credit Risk	31,021	23,993
Rating category, 4.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	21,204	21,098
Rating category, 4.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	29,940	22,383
Rating category, 4.5 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	8,736	1,285
Rating category, 4.5 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	1,081	1,610
Rating category, 4.5 | Guarantees
Credit risk
Guarantees and loan commitments	101	167
Rating category, 4.5 | Loans and credits
Credit risk
Guarantees and loan commitments	980	1,443
Rating category, 4.0
Credit risk
Maximum Exposure to Credit Risk	12,516	5,810
Rating category, 4.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	12,389	5,734
Rating category, 4.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	12,389	5,734
Rating category, 4.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	127	76
Rating category, 4.0 | Loans and credits
Credit risk
Guarantees and loan commitments	127	76
Rating category, 3.5
Credit risk
Maximum Exposure to Credit Risk	4,156	1,112
Rating category, 3.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	4,156	1,112
Rating category, 3.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	4,156	1,112
Rating category, 3.0
Credit risk
Maximum Exposure to Credit Risk	4,260	1,453
Rating category, 3.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	3,334	1,453
Rating category, 3.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	3,334	1,453
Rating category, 3.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	926
Rating category, 3.0 | Guarantees
Credit risk
Guarantees and loan commitments	39
Rating category, 3.0 | Loans and credits
Credit risk
Guarantees and loan commitments	887
Rating category, 2.5
Credit risk
Maximum Exposure to Credit Risk	4,257	235
Rating category, 2.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	4,257	235
Rating category, 2.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	4,257	235
Rating category, 2.0
Credit risk
Maximum Exposure to Credit Risk	998	376
Rating category, 2.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	998	301
Rating category, 2.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	998	301
Rating category, 2.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments		75
Rating category, 2.0 | Guarantees
Credit risk
Guarantees and loan commitments		75
Rating category, 1.5
Credit risk
Maximum Exposure to Credit Risk	779
Rating category, 1.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	704
Rating category, 1.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	704
Rating category, 1.5 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	75
Rating category, 1.5 | Guarantees
Credit risk
Guarantees and loan commitments	75
Rating category, 1.0
Credit risk
Maximum Exposure to Credit Risk	561	1,477
Rating category, 1.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	555	1,477
Rating category, 1.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	555	1,477
Rating category, 1.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	6
Rating category, 1.0 | Guarantees
Credit risk
Guarantees and loan commitments	6
Not rated
Credit risk
Maximum Exposure to Credit Risk	10,214	13,986
Not rated | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	7,806	12,144
Not rated | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	7,806	12,710
Not rated | Public sector loans | Gross carrying amount
Credit risk
Financial assets		566
Not rated | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	2,408	1,276
Not rated | Guarantees
Credit risk
Guarantees and loan commitments	2,399	913
Not rated | Loans and credits
Credit risk
Guarantees and loan commitments	$ 9	$ 363